Financial risk management (Tables)	12 Months Ended
Dec. 31, 2011
Financial risk management [Abstract]
Financial Instruments

As of December 31 (in thousands)	2011 Notional Amount EUR	Fair Value EUR	2010 Notional Amount EUR	Fair Value EUR

Forward foreign exchange contracts[1]	389,579	(23,999)	(1,933)	(28,974)
Interest rate swaps [2]	641,500	109,991	641,500	90,256

1	Relates to forward contracts assigned as a hedge to forecasted sales and purchase transactions and to monetary assets and liabilities, mainly in U.S. dollar and Japanese Yen.
2	Relates to interest rate swaps assigned as a hedge to interest bearing assets and liabilities, mainly related to the Eurobond; the fair value of the interest rate swaps includes accrued interest.

Derivative financial instruments per category

	2011		2010
As of December 31 (in thousands)	Assets EUR	Liabilities EUR	Assets EUR	Liabilities EUR

Interest rate swaps - cash flow hedges	-	3,933	-	3,091
Interest rate swaps - fair value hedges	113,924	-	93,347	-
Forward foreign exchange contracts - cash flow hedges	11,332	3,019	1,533	11,535
Forward foreign exchange contracts - other hedges (no hedge accounting)	1,095	33,407	1,300	20,272

Total	126,351	40,359	96,180	34,898

Less non-current portion:
Interest rate swaps - cash flow hedges	-	3,210	-	1,887
Interest rate swaps - fair value hedges	92,534	-	71,779	-
Forward foreign exchange contracts - cash flow hedges	-	-	-	94

Total non-current portion	92,534	3,210	71,779	1,981

Total current portion	33,817	37,149	24,401	32,917